CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 1,298		$ 1,594
Ordinary shares, par value per share | ₪ / shares		₪ 0.04		₪ 0.04
Ordinary shares, shares authorized	125,000,000		125,000,000
Ordinary shares, shares issued	17,932,230		17,919,126
Ordinary shares, shares outstanding	17,932,230		17,919,126